Business acquisition West Sirius and West Leo Acquisition (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 13, 2013	Jul. 21, 2014	Oct. 24, 2012	Dec. 09, 2013	Nov. 04, 2014	Mar. 21, 2014
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	50.00%
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity	$ 1,306,600,000
Business Combination, Consideration Transferred	2,695,000,000
Business Combination, Consideration Transferred, Liabilities Incurred	898,800,000
Working capital adjustments	2,200,000
Equity contribution from Seadrill to Seadrill Operating LP		511,100,000
West Sirius
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners			49.00%
West Leo
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners			70.00%
West Sirius and West Leo
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned						480,100,000
Common units issued as consideration			12,880,000
Business acquistion, equity interest issued or issuable, share price						$ 29.50
Business Acquisitions, Equity Interest Issued or Issuable, Issuance Costs						15,300,000
Seadrill Operating LP
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage			30.00%
Percentage of ownership interest in limited liability company (LLC)			30.00%	58.00%	30.00%
Equity contribution from Seadrill to Seadrill Operating LP			511,100,000
Seadrill Operating LP | West Leo
Business Acquisition [Line Items]
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity			612,700,000
Business Combination, Consideration Transferred			1,250,000,000
Business Combination, Consideration Transferred, Liabilities Incurred			485,000,000
Working capital adjustments			35,000,000
Seadrill Capricorn Holdings LLC
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			51.00%				51.00%	51.00%
Percentage of ownership interest in limited liability company (LLC)			51.00%		51.00%
Noncontrolling interest, ownership percentage by noncontrolling owners							49.00%	49.00%
Seadrill Capricorn Holdings LLC | West Sirius
Business Acquisition [Line Items]
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity			546,900,000
Business Combination, Consideration Transferred			1,035,000,000
Business Combination, Consideration Transferred, Liabilities Incurred			220,200,000
Working capital adjustments			(106,700,000)
Line of Credit | Credit facility $1,500 [Member] | Seadrill
Business Acquisition [Line Items]
Debt Instrument, Face Amount			1,500,000,000
$1,121 facility
Business Acquisition [Line Items]
Debt Instrument, Face Amount			1,121,000,000
Seadrill | Notes Payable, Other Payables | $229.9 discount note
Business Acquisition [Line Items]
Debt Instrument, Face Amount	229,900,000.0		229,900,000
Seadrill | Notes Payable, Other Payables | $229.9 discount note | Seadrill Capricorn Holdings LLC
Business Acquisition [Line Items]
Debt Instrument, Face Amount			229,900,000
Seadrill | Notes Payable, Other Payables | $70.0 discount note
Business Acquisition [Line Items]
Debt Instrument, Face Amount	70,000,000.0		70,000,000
Noncontrolling Interest
Business Acquisition [Line Items]
Equity contribution from Seadrill to Seadrill Operating LP		511,100,000
Noncontrolling Interest | Majority-Owned Subsidiary, Unconsolidated [Member] | West Sirius
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			338,800,000
Stock Issued to Underwriters | West Sirius and West Leo
Business Acquisition [Line Items]
Common units issued as consideration			1,680,000
Stock Issued to Seadrill Limited | West Sirius and West Leo
Business Acquisition [Line Items]
Common units issued as consideration			3,394,916